Share-Based and Unit-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 2,516	$ 7,339	$ 712
Total	44,892	33,877	11,649
Common Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 42,376	12,447	1,727
Preferred Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 14,091	$ 9,210